Time charter revenue - Operating revenue (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CMA CGM [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	22.23%	28.59%	29.62%
MAERSK [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	33.63%	30.82%	29.79%
ZIM [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	11.77%	13.49%	10.73%